9. SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2013
Subsequent Events Tables
Proforma Financials

	September 30, 2013
			Pro-forma	September 30, 2013
	(As Reported)		Adjustments	Proforma (Unaudited)
Assets
Cash and cash equivalents	$129,804	(1)	21,985,007	$22,114,811
		(3)	(250,000)	(250,000)
Prepaid expenses & others	8,878			8,878
Computer equipment	29,944			29,944
Total Assets	$168,626		$21,735,007	$21,903,633

Liabilities and Stockholders' (Deficiency) Equity

Accounts Payable	$1,550,865		$-	$1,550,865
Accrued Expenses	1,958,220		(370,000)	1,588,220
Total Liabilities	$3,509,085		$(370,000)	$3,139,085

Preferred Stock		(1)	17	17

Common stock	645,782	(1)	131
		(2)	28
		(4)	(399,983)	245,958

Additional Paid In Capital	40,582,801	(1)	16,999,983
		(1)	6,290,469
		(1)	(1,305,593)
	-	(1)	15,694,407
		(2)	2,531,222
		(4)	399,983	81,193,272

Accumulated deficit	(44,569,042)	(1)	(15,694,407)
		(2)	(2,531,250)
		(3)	120,000	(62,674,699)

Total Stockholders' (Deficiency) Equity	(3,340,459)		22,105,007	18,764,548

Total Liabilities and Stockholders (Deficiency) Equity	$168,626		$21,735,007	$21,903,633